FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS	FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS
Fair Value Measurement at Reporting Date
The following tables provide information as of December 31, 2020 and 2019 about EFLOA’s financial assets measured at fair value:

	As of December 31, 2020
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
	(in millions)
Assets at Fair Value:
Bonds:
Commercial Mortgage-Backed Securities	$—	$—	$—	$—	$—
Total Bonds	—	—	—	—	—

Common Stocks:
Industrial and Miscellaneous	—	—	0.2	—	0.2
Total Common Stocks	—	—	0.2	—	0.2

Derivative Assets:
Options	—	3.6	—	—	3.6
Total Derivatives	—	3.6	—	—	3.6

Separate Accounts Assets (1)	2,591.8	7.0	—	—	2,598.8
Total Assets at Fair Value	$2,591.8	$10.6	$0.2	$—	$2,602.6

Liabilities at Fair Value:
Derivative Liabilities	$—	$—	$—	$—	$—
Total Liabilities at Fair Value	$—	$—	$—	$—	$—
_______________
(1) Only Cash and Invested Assets.

	As of December 31, 2019
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
	(in millions)
Assets at Fair Value :
Bonds:
Commercial Mortgage-Backed Securities	$—	$—	$—	$—	$—
Total Bonds	—	—	—	—	—

Common Stocks:
Industrial and Miscellaneous	—	—	0.2	—	0.2
Total Common Stocks	—	—	0.2	—	0.2

Derivative Assets:
Options	—	15.1	—	—	15.1
Total Derivatives	—	15.1	—	—	15.1

Separate Accounts Assets (1)	2,248.9	14.3	—	—	2,263.2
Total Assets at Fair Value	$2,248.9	$29.4	$0.2	$—	$2,278.5

Liabilities at Fair Value:
Derivative Liabilities	$—	$—	$—	$—	$—
Total Liabilities at Fair Value	$—	$—	$—	$—	$—
_______________
(1) Only Cash and Invested Assets.
Fair Value Measurements in Level 3 of the Fair Value Hierarchy
The following tables summarizes the changes in assets classified in Level 3 during the years ended December 31, 2020 and 2019:

	Beginning Balance at January 1, 2020	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Sales	Total Ending Balance at December 31, 2020
	(in millions)
Common stock - Industrial and Miscellaneous	$0.2	$—	$—	$—	$—	$0.2
Total	$0.2	$—	$—	$—	$—	$0.2

During 2020 there were no transfers between levels 1, 2 or 3.

	Beginning Balance at January 1, 2019	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Sales	Total Ending Balance at December 31, 2019
	(in millions)
Commercial Mortgage-Backed Securities	$2.0	$—	$—	$—	$(1.8)	$0.2
Total	$2.0	$—	$—	$—	$(1.8)	$0.2

During 2019 there were no transfers between levels 1, 2 or 3.

The following tables discloses carrying value and estimated fair value (defined within the fair value hierarchy) as of December 31, 2020 and 2019 for financial instruments:

	As of December 31, 2020
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Not Practicable (Carrying Value)
	(in millions)
Bonds	$1,941.4	$1,731.8	$—	$1,927.8	$13.6	$—	$—
Preferred Stock	$25.4	$22.9	$2.3	$23.1	$—	$—	$—
Common Stock (1)	$87.6	$65.7	$—	$—	$87.6	$—	$—
Mortgage Loans on Real Estate	$17.7	$17.0	$—	$—	$17.7	$—	$—
Derivatives	$20.6	$20.6	$17.0	$3.6	$—	$—	$—
Separate Accounts (2)	$3,092.2	$3,055.9	$2,606.6	$485.6	$—	$—	$—
Policy Loans	$136.2	$112.1	$—	$—	$136.2	$—	$—
Policyholders liabilities: Investment contracts	$4.5	$4.5	$—	$—	$4.5	$—	$—

    _______________
(1)The difference between the admitted value and aggregate fair entirely represents affiliated holdings of AllianceBernstein units, which for statutory admitted carrying value is discounted by 25% as of December 31, 2020. The discount is based on SSAP #97 sliding scale and approved by the SVO.
(2)Only Cash and Invested Assets.

	As of December 31, 2019
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Not Practicable (Carrying Value)
	(in millions)
Bonds	$1,433.1	$1,350.9	$—	$1,423.5	$9.6	$—	$—
Preferred Stock	$2.3	$2.3	$2.3	$—	$—	$—	$—
Common Stock (1)	$78.5	$58.9	$—	$—	$78.5	$—	$—
Mortgage Loans on Real Estate	$17.6	$17.0	$—	$—	$17.6	$—	$—
Derivatives	$28.2	$28.2	$13.1	$15.1	$—	$—	$—
Separate Accounts (2)	$2,718.4	$2,699.3	$2,276.5	$441.9	$—	$—	$—
Policy Loans	$89.1	$88.5	$—	$—	$89.1	$—	$—
Policyholders liabilities: Investment contracts	$3.7	$3.7	$—	$—	$3.7	$—	$—
_______________
(1)The difference between the admitted value and aggregate fair entirely represents affiliated holdings of AllianceBernstein units, which for statutory admitted carrying value is discounted by 25% as of December 31, 2019. The discount is based on SSAP #97 sliding scale and approved by the SVO.
(2)Only Cash and Invested Assets.